Average Annual Total Returns (Vanguard Consumer Staples Index Fund ETF)	Vanguard Consumer Staples Index Fund Vanguard Consumer Staples Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Consumer Staples Index Fund Vanguard Consumer Staples Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Consumer Staples Index Fund Vanguard Consumer Staples Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Consumer Staples Index Fund Vanguard Consumer Staples Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Consumer Staples Vanguard Consumer Staples Index Fund Vanguard Consumer Staples Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Consumer Staples 25 50 Vanguard Consumer Staples Index Fund Vanguard Consumer Staples Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Spliced US IMI Consumer Staples 25 50 Vanguard Consumer Staples Index Fund Vanguard Consumer Staples Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	27.99%	27.33%	16.38%	28.00%	27.43%	28.18%	28.18%
Five Years	16.67%	16.20%	13.58%	16.65%	16.35%	none	16.52%
Since Inception	10.39%	10.01%	8.61%	10.39%	10.31%		10.39%